Management remuneration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term benefits	R$ 26,292	R$ 24,530	R$ 35,717
Share-based payments remuneration	20,603	9,542	33,926
Total compensation	R$ 46,895	R$ 34,072	R$ 69,643